Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 22, 2011	Feb. 21, 2012	Apr. 27, 2012	Jul. 30, 2012	Oct. 27, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share allotment description	Every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.
Ordinary shares repurchased	2,640,610	0	738,341
Ordinary shares repurchased, value	$ 140.0		$ 15.6
Employee Stock Option
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Options exercised by employees	926,407	1,249,759	890,236
Average exercise price of Option per share	$ 24.02	21.60	$ 14.62
Total proceeds from exercise of stock options by employees	22.3	27.0	13.0
Restricted Stock Units (RSUs)
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary shares issued in respect of certain RSU's previously awarded by the Company	233,726	50,000
Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value								50
Plan 1
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase plans, start date				Nov. 23, 2011
Share repurchase plans, end date				Dec. 31, 2011
Plan 1 | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value				10
Plan 2
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase plans, start date				Jan. 01, 2012
Share repurchase plans, end date				Feb. 20, 2012
Plan 2 | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value				10
Plan 3
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase plans, start date					Feb. 22, 2012
Share repurchase plans, end date					Apr. 22, 2012
Plan 3 | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value					20
Plan 4
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase plans, start date						Apr. 27, 2012
Share repurchase plans, end date						Jul. 18, 2012
Plan 4 | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value						20
Plan 5
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase plans, start date							Jul. 30, 2012
Share repurchase plans, end date							Oct. 26, 2012
Plan 5 | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value							10